Summary of Significant Accounting Policies and Critical Accounting Estimates (Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Raw materials	$ 24,975	$ 29,755
Work in process	25,535	34,231
Finished goods	77,587	71,307
Total inventories	$ 128,097	$ 135,293